Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2015
Long-Term Debt [Abstract]
Debt Disclosure

Facility	June 30, 2015	December 31, 2014
(a) Credit Facilities	694,086	732,130
(b) Term Bank Loans	710,339	686,206

Total	1,404,425	1,418,336
Less - current portion	(300,564)	(228,492)

Long-term portion	1,103,861	1,189,844

Schedule of Weighted-Average Interest Rate

Three months ended June 30, 2015	2.26%
Three months ended June 30, 2014	2.43%

Six months ended June 30, 2015	2.24%
Six months ended June 30, 2014	2.44%

Debt Principal Payments

Period/Year	Amount

July to December 2015	181,436
2016	265,237
2017	189,771
2018	307,477
2019	161,223
2020 and thereafter	299,281

1,404,425